UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
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Check here if Amendment []: Amendment Number:
                                               ---------

           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP
Address:   4th Floor, One Esplanade
           St Helier, Jersey, JE2 3AD, Channel Islands




Form 13F File Number: 028-14379
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Barton
Title:  Authorized Signatory
Phone:  +44 1534 605 427

Signature, Place and Date of Signing:

   /s/ David Barton                 St Helier, Jersey             May 16, 2011
-------------------------------  ----------------------        -----------------
      [Signature]                      [City, State]                 [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), A SUBSIDIARY OF THE INVESTMENT MANAGER,
EXERCISES INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          13
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Form 13F Information Table Value Total:     $359,964
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

1     028-14381               Brevan Howard Investment Products Limited




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                                                  BREVAN HOWARD CAPITAL MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                     Quarter Ended March 31, 2011

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                                                          VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                         --------   -------    --- ---- ----------   -----    ---------------------
       NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                COM              00724F101    2,321     70,000   SH         DEFINED      1          70,000
CISCO SYS INC                COM              17275R102    2,916    170,000   SH         DEFINED      1         170,000
CITIGROUP INC                COM              172967101    9,724  2,200,000   SH         DEFINED      1       2,200,000
GOOGLE INC                   CL A             38259P508    4,342      7,400   SH         DEFINED      1           7,400
ISHARES TR                   MSCI EMERG MKT   464287234   23,618    485,266   SH         DEFINED      1         485,266
ISHARES TR                   MSCI EMERG MKT   464287234  186,479  3,831,500   SH   CALL  DEFINED      1       3,831,500
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106   21,585    897,500   SH         DEFINED      1         897,500
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106    6,246     38,000   SH         DEFINED      1          38,000
ORACLE CORP                  COM              68389X105    3,176     95,000   SH         DEFINED      1          95,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   20,013    495,000   SH         DEFINED      1         495,000
TECK RESOURCES LTD           CL B             878742204    2,916     55,000   SH         DEFINED      1          55,000
UNITED TECHNOLOGIES CORP     COM              913017109    8,465    100,000   SH         DEFINED      1         100,000
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858   68,163  1,392,500   SH         DEFINED      1       1,392,500
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